Equity - Summary of unrealized results (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Beginning period	S/ (554,421)	S/ (168,300)	S/ 836,773
Effect of changes in the discount rates of pension reserves,	(968,599)	1,711,520	1,389,995
Unrealized gain (loss) from equity instruments at fair value through other comprehensive income, net of unrealized gains (loss)	16,055	(21,663)	145,899
Transfer to retained earnings from realized gain (loss) from equity instruments at fair value through other comprehensive income	(33,433)	(16,313)	(451,898)
Unrealized gain (loss) from debt instruments at fair value through other comprehensive income, net of unrealized gain (loss)	1,128,206	(1,848,192)	(1,986,046)
Transfer to realized gain (loss) from debt instruments at fair value through other comprehensive income, net of unrealized/realized gain (loss)	(8,350)	14,263	(249,689)
Transfer of impairment gain (recovery) on debt instruments at fair value through other comprehensive income	7,390	12,746	(30,994)
Variation for net unrealized loss on cash flow hedges	(67,980)	(70,170)	68,615
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	45,309	16,030	13,371
Translation of foreign operations	(21,970)	(50,165)	95,674
Ending period	(457,793)	(554,421)	(168,300)
IFRS 17 [member]
Disclosure of classes of share capital [line items]
Beginning period	(554,421)
Ending period		(554,421)
Increase (decrease) due to changes in accounting policy [member] | IFRS 17 [member]
Disclosure of classes of share capital [line items]
Beginning period		(134,177)
Ending period			(134,177)
Previously stated [member]
Disclosure of classes of share capital [line items]
Beginning period		(302,477)
Ending period			(302,477)
Equity instruments at fair value [Member]
Disclosure of classes of share capital [line items]
Beginning period	(46,763)	(8,787)	297,212
Unrealized gain (loss) from equity instruments at fair value through other comprehensive income, net of unrealized gains (loss)	16,055	(21,663)	145,899
Transfer to retained earnings from realized gain (loss) from equity instruments at fair value through other comprehensive income	(33,433)	(16,313)	(451,898)
Ending period	(64,141)	(46,763)	(8,787)
Equity instruments at fair value [Member] | Previously stated [member]
Disclosure of classes of share capital [line items]
Beginning period		(8,787)
Ending period			(8,787)
Debt instruments at fair [Member]
Disclosure of classes of share capital [line items]
Beginning period	(2,420,809)	(599,626)	1,667,103
Unrealized gain (loss) from debt instruments at fair value through other comprehensive income, net of unrealized gain (loss)	1,128,206	(1,848,192)	(1,986,046)
Transfer to realized gain (loss) from debt instruments at fair value through other comprehensive income, net of unrealized/realized gain (loss)	(8,350)	14,263	(249,689)
Transfer of impairment gain (recovery) on debt instruments at fair value through other comprehensive income	7,390	12,746	(30,994)
Ending period	(1,293,563)	(2,420,809)	(599,626)
Debt instruments at fair [Member] | Previously stated [member]
Disclosure of classes of share capital [line items]
Beginning period		(599,626)
Ending period			(599,626)
Insurance premiums reserves [Member]
Disclosure of classes of share capital [line items]
Beginning period	1,711,493	134,150	(1,255,845)
Effect of changes in the discount rates of pension reserves,	(968,599)	1,711,520	1,389,995
Ending period	742,894	1,711,493	134,150
Insurance premiums reserves [Member] | Increase (decrease) due to changes in accounting policy [member] | IFRS 17 [member]
Disclosure of classes of share capital [line items]
Beginning period		(134,177)
Ending period			(134,177)
Insurance premiums reserves [Member] | Previously stated [member]
Disclosure of classes of share capital [line items]
Beginning period		(27)
Ending period			(27)
Cash flow hedges [Member]
Disclosure of classes of share capital [line items]
Beginning period	(9,262)	44,878	(37,108)
Variation for net unrealized loss on cash flow hedges	(67,980)	(70,170)	68,615
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	45,309	16,030	13,371
Ending period	(31,933)	(9,262)	44,878
Cash flow hedges [Member] | Previously stated [member]
Disclosure of classes of share capital [line items]
Beginning period		44,878
Ending period			44,878
Translation of foreign operations
Disclosure of classes of share capital [line items]
Beginning period	210,920	261,085	165,411
Translation of foreign operations	(21,970)	(50,165)	95,674
Ending period	S/ 188,950	210,920	261,085
Translation of foreign operations | Previously stated [member]
Disclosure of classes of share capital [line items]
Beginning period		S/ 261,085
Ending period			S/ 261,085